UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

(a)

FRC Founders Index FundSM
FNDRX

SEMI-ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2021

TABLE OF CONTENTS

Expense Example	1
Allocation of Portfolio Holdings	2
Schedule of Investments	3
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Additional Information	23
Privacy Notice	24

FRC Founders Index FundSM Expense Example (Unaudited) March 31, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Actual Fund Return	$ 1,000.00	$ 1,371.90	$ 2.96
Hypothetical 5% Return	1,000.00	1,022.44	2.52

(1)

Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

FRC Founders Index FundSM Allocation of Portfolio Holdings (Unaudited) March 31, 2021
(Calculated as a percentage of Total Investments)

FRC Founders Index FundSM Schedule of Investments (Unaudited) March 31, 2021

Security Description	Shares	Value
Common Stocks — 99.9%
Communication Services — 6.3%
Alphabet, Inc. - Class A*	127	$261,940
Alphabet, Inc. - Class C*	126	260,647
Bandwidth, Inc. - Class A*	1,351	171,226
Cardlytics, Inc.*	1,897	208,101
Cargurus, Inc.*	6,867	163,641
Cars.com, Inc.*	17,608	228,200
Cinemark Holdings, Inc.	11,462	233,940
Cogent Communications Holdings, Inc.	3,679	252,968
DISH Network Corp. - Class A*	6,614	239,427
EverQuote, Inc. - Class A*	5,739	208,268
Facebook, Inc. - Class A*	871	256,536
Netflix, Inc.*	440	229,530
Nexstar Media Group, Inc. - Class A	1,967	276,226
Pinterest, Inc. - Class A*	3,140	232,454
Roku, Inc.*	536	174,613
Spotify Technology SA*	685	183,546
TechTarget, Inc.*	3,196	221,962
TripAdvisor, Inc.*	6,552	352,432
Twitter, Inc.*	4,848	308,478
United States Cellular Corp.*	6,746	246,094
Vonage Holdings Corp.*	16,359	193,363
World Wrestling Entertainment, Inc. - Class A	4,309	233,806
Yelp, Inc.*	6,974	271,986
Zillow Group, Inc. - Class A*	1,522	199,960
Zillow Group, Inc. - Class C*	1,593	206,517
Zynga, Inc. - Class A*	22,652	231,277
Total Communication Services		6,047,138

Consumer Discretionary — 9.9%
1-800-Flowers.com, Inc. - Class A*	7,425	205,004
Accel Entertainment, Inc.*	21,062	230,208
Amazon.com, Inc.*	71	219,680
Boyd Gaming Corp. *	4,531	267,148
Bright Horizons Family Solutions, Inc.*	1,383	237,115
CarMax, Inc.*	2,058	273,014
Carvana Co.*	762	199,949
Century Communities, Inc.*	4,959	299,127
Cheesecake Factory Inc/The	5,314	310,922
Dorman Products, Inc.*	2,241	230,016
DR Horton, Inc.	3,158	281,441
Five Below, Inc.*	1,154	220,172
G-III Apparel Group Ltd.*	7,951	239,643
Grubhub, Inc.*	3,083	184,980
iRobot Corp.*	2,455	299,952
Las Vegas Sands Corp.	4,099	249,055
LGI Homes, Inc.*	2,171	324,152
Lithia Motors, Inc. - Class A	707	275,794

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Consumer Discretionary — 9.9% (Continued)
MDC Holdings, Inc.	4,927	$292,664
Meritage Homes Corp. *	2,670	245,426
Oxford Industries, Inc.	3,068	268,205
Peloton Interactive, Inc. - Class A*	1,388	156,067
Quotient Technology, Inc.*	22,193	362,634
Ralph Lauren Corp.	1,990	245,088
RealReal Inc/The*	8,037	181,877
Shake Shack, Inc. - Class A*	1,969	222,044
Shutterstock, Inc.	3,131	278,784
Skechers USA, Inc. - Class A*	5,975	249,217
Smith & Wesson Brands, Inc.	10,347	180,555
Sonic Automotive, Inc. - Class A	4,563	226,188
Stitch Fix, Inc. - Class A*	2,965	146,886
Tempur Sealy International, Inc.	7,630	278,953
Tesla, Inc.*	265	177,001
Texas Roadhouse, Inc. *	2,717	260,669
Under Armour, Inc. - Class A*	12,109	268,335
Under Armour, Inc. - Class C*	14,050	259,363
Urban Outfitters, Inc.*	7,787	289,599
Wayfair, Inc. - Class A*	730	229,768
Zumiez, Inc.*	4,868	208,837
Total Consumer Discretionary		9,575,532

Consumer Staples — 3.2%
Beyond Meat, Inc.*	1,563	203,378
Boston Beer Co Inc/The - Class A*	241	290,713
Central Garden & Pet Co.*	5,345	310,063
Central Garden & Pet Co. - Class A*	5,795	300,703
Freshpet, Inc.*	1,515	240,597
Inter Parfums, Inc.	3,594	254,922
J & J Snack Foods Corp.	1,451	227,851
National Beverage Corp.*	4,941	241,664
Nu Skin Enterprises, Inc. - Class A	3,933	208,016
PriceSmart, Inc.	2,281	220,687
United Natural Foods, Inc.*	9,867	325,019
USANA Health Sciences, Inc.*	2,761	269,474
Total Consumer Staples		3,093,087

Energy — 1.5%
Continental Resources, Inc./OK	11,320	292,848
Kinder Morgan, Inc.	14,141	235,448
Matador Resources Co.	13,690	321,031
Scorpio Tankers, Inc.	15,896	293,440
Talos Energy, Inc.*	21,992	264,784
Total Energy		1,407,551

Financials — 11.8%
Aflac, Inc.	4,713	241,211
American Financial Group, Inc./OH	2,498	285,022

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Financials — 11.8% (Continued)
AMERISAFE, Inc.	3,777	$241,728
Apollo Global Management, Inc.	4,568	214,742
Ares Management Corp. - Class A	4,853	271,913
Athene Holding Ltd. - Class A*	4,937	248,825
BankUnited, Inc.	5,641	247,922
BlackRock, Inc.	301	226,942
Capital One Financial Corp.	1,947	247,717
Carlyle Group Inc/The	6,500	238,940
Charles Schwab Corp/The	3,728	242,991
Cohen & Steers, Inc.	2,975	194,357
Enstar Group Ltd.*	1,017	250,924
Essent Group Ltd.	4,554	216,269
Evercore, Inc. - Class A	1,844	242,928
Fidelity National Financial, Inc.	5,569	226,435
First Foundation, Inc.	10,260	240,700
Focus Financial Partners, Inc. - Class A*	4,406	183,378
Goosehead Insurance, Inc. - Class A*	1,604	171,917
Home BancShares, Inc./AR	10,376	280,671
Independent Bank Group, Inc.	3,228	233,191
Interactive Brokers Group, Inc. - Class A	3,174	231,829
Intercontinental Exchange, Inc.	1,902	212,415
Kinsale Capital Group, Inc.	1,105	182,104
KKR & Co, Inc.	5,379	262,764
Ladder Capital Corp.	21,433	252,909
LendingTree, Inc.*	723	153,999
MarketAxess Holdings, Inc.	419	208,628
Mercury General Corp.	4,154	252,605
Moelis & Co. - Class A	3,969	217,819
Morningstar, Inc.	986	221,889
Nelnet, Inc. - Class A	3,033	220,620
Palomar Holdings, Inc.*	2,234	149,767
PennyMac Financial Services, Inc.	3,875	259,121
PennyMac Mortgage Investment Trust	12,720	249,312
Pinnacle Financial Partners, Inc.	3,130	277,506
PRA Group, Inc.*	6,139	227,573
Preferred Bank/Los Angeles CA	4,234	269,621
Redwood Trust, Inc.	25,323	263,613
SEI Investments Co.	3,671	223,674
ServisFirst Bancshares, Inc.	5,217	319,959
Signature Bank/New York NY	1,419	320,836
Tradeweb Markets, Inc. - Class A	3,390	250,860
Trupanion, Inc.*	1,865	142,132
Veritex Holdings, Inc.	7,619	249,294
Virtu Financial, Inc. - Class A	8,955	278,053
W R Berkley Corp.	3,312	249,559
Wintrust Financial Corp.	3,232	244,986
Total Financials		11,342,170

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Health Care — 25.2%
10X Genomics, Inc. - Class A*	1,219	$220,639
Adaptive Biotechnologies Corp.*	3,365	135,475
Aerie Pharmaceuticals, Inc.*	15,702	280,595
Akero Therapeutics, Inc.*	7,491	217,314
Alector, Inc.*	12,984	261,498
Allogene Therapeutics, Inc.*	6,763	238,734
Alnylam Pharmaceuticals, Inc.*	1,317	185,947
Amicus Therapeutics, Inc.*	10,032	99,116
Amphastar Pharmaceuticals, Inc.*	11,720	214,710
Apellis Pharmaceuticals, Inc.*	4,180	179,364
Applied Therapeutics, Inc.*	10,007	187,681
Arcus Biosciences, Inc.*	5,923	166,318
Arcutis Biotherapeutics, Inc.*	7,651	221,343
Axonics Modulation Technologies, Inc.*	4,237	253,754
Axsome Therapeutics, Inc.*	2,854	161,593
Bioxcel Therapeutics, Inc.*	4,254	183,603
Black Diamond Therapeutics, Inc.*	8,131	197,258
Blueprint Medicines Corp.*	2,169	210,892
Bridgebio Pharma, Inc.*	3,193	196,689
Cara Therapeutics, Inc.*	11,802	256,221
Castle Biosciences, Inc.*	2,954	202,231
Cerus Corp.*	30,213	181,580
ChemoCentryx, Inc.*	3,532	180,980
Coherus Biosciences, Inc.*	12,354	180,492
Corcept Therapeutics, Inc.*	7,784	185,181
Cortexyme, Inc.*	6,717	242,014
CorVel Corp.*	2,076	212,977
Cue Biopharma, Inc.*	17,371	211,926
Danaher Corp.	925	208,199
Deciphera Pharmaceuticals, Inc.*	4,375	196,175
Denali Therapeutics, Inc.*	2,999	171,243
Dicerna Pharmaceuticals, Inc.*	9,293	237,622
Eagle Pharmaceuticals, Inc./DE*	4,323	180,442
Emergent BioSolutions, Inc.*	2,061	191,488
Ensign Group, Inc./The	2,586	242,670
Exelixis, Inc.*	9,233	208,573
Fate Therapeutics, Inc.*	1,928	158,964
Frequency Therapeutics, Inc.*	6,110	58,045
Globus Medical, Inc. - Class A*	3,442	212,268
Gossamer Bio, Inc.*	21,287	196,905
Guardant Health, Inc.*	1,375	209,894
HealthStream, Inc.*	8,744	195,341
Hologic, Inc.*	2,878	214,066
ImmunityBio, Inc.*	12,698	301,451
Inogen, Inc.*	4,982	261,655
Inspire Medical Systems, Inc.*	1,044	216,098
Intra-Cellular Therapies, Inc.*	6,484	220,002
Invitae Corp.*	4,165	159,145
Ionis Pharmaceuticals, Inc.*	3,574	160,687

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Health Care — 25.2% (Continued)
Jazz Pharmaceuticals Plc*	1,306	$214,667
Karuna Therapeutics, Inc.*	2,213	266,069
Karyopharm Therapeutics, Inc.*	14,662	154,244
Kiniksa Pharmaceuticals Ltd. - Class A*	11,035	204,258
Kodiak Sciences, Inc.*	1,382	156,705
Krystal Biotech, Inc.*	3,228	248,685
Kura Oncology, Inc.*	6,425	181,635
LHC Group, Inc.*	1,040	198,858
MacroGenics, Inc.*	10,638	338,820
Madrigal Pharmaceuticals, Inc.*	2,009	234,993
Masimo Corp.*	838	192,455
MEDNAX, Inc.*	9,282	236,413
Medpace Holdings, Inc.*	1,549	254,113
Merit Medical Systems, Inc.*	3,931	235,388
Moderna, Inc.*	1,690	221,305
Morphic Holding, Inc.*	7,256	459,160
Natera, Inc.*	1,823	185,107
National Research Corp.	4,699	220,054
Neoleukin Therapeutics, Inc.*	16,359	201,379
Neurocrine Biosciences, Inc.*	2,034	197,807
NextGen Healthcare, Inc. *	10,344	187,226
NGM Biopharmaceuticals, Inc.*	8,029	233,403
Omeros Corp.*	12,129	215,896
Omnicell, Inc.*	1,815	235,714
ORIC Pharmaceuticals, Inc.*	6,069	148,691
Passage Bio, Inc.*	7,757	135,592
Penumbra, Inc.*	959	259,486
PetIQ, Inc.*	5,852	206,342
Phathom Pharmaceuticals, Inc.*	5,833	219,087
Phreesia, Inc.*	3,479	181,256
Provention Bio, Inc.*	14,603	153,258
PTC Therapeutics, Inc.*	3,198	151,425
QIAGEN NV*	4,117	200,457
Quanterix Corp.*	2,945	172,194
RadNet, Inc.*	10,649	231,616
Reata Pharmaceuticals, Inc. - Class A*	1,957	195,113
Regeneron Pharmaceuticals, Inc.*	423	200,138
REGENXBIO, Inc.*	4,531	154,552
Replimune Group, Inc.*	5,067	154,594
ResMed, Inc.	1,035	200,811
REVOLUTION Medicines, Inc.*	5,373	246,513
Rubius Therapeutics, Inc.*	23,106	612,309
Sage Therapeutics, Inc.*	2,397	179,415
Seagen, Inc.*	1,179	163,716
Select Medical Holdings Corp. *	7,680	261,888
Silk Road Medical, Inc.*	3,662	185,480
Simulations Plus, Inc.	3,077	194,589
Sorrento Therapeutics, Inc.*	23,057	190,681
Stoke Therapeutics, Inc.*	3,290	127,784

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Health Care — 25.2% (Continued)
Supernus Pharmaceuticals, Inc.*	7,496	$196,245
Tabula Rasa HealthCare, Inc.*	4,235	195,022
TG Therapeutics, Inc.*	4,414	212,755
Translate Bio, Inc.*	9,389	154,825
Tricida, Inc.*	31,159	164,831
Twist Bioscience Corp.*	1,208	149,623
Ultragenyx Pharmaceutical, Inc.*	1,588	180,810
United Therapeutics Corp.*	1,267	211,931
UnitedHealth Group, Inc.	624	232,172
Universal Health Services, Inc. - Class B	1,653	220,494
Vaxart, Inc.*	30,508	184,573
Veeva Systems, Inc. - Class A*	808	211,082
Veracyte, Inc.*	4,313	231,824
Vir Biotechnology, Inc.*	5,572	285,676
Xencor, Inc.*	4,520	194,631
Y-mAbs Therapeutics, Inc.*	4,607	139,316
Zentalis Pharmaceuticals, Inc.*	4,458	193,433
Zogenix, Inc.*	11,751	229,380
Zynex, Inc.*	13,259	202,465
Total Health Care		24,259,487

Industrials — 4.7%
AAON, Inc.	3,110	217,731
Air Lease Corp.	5,061	247,989
Ameresco, Inc. - Class A*	4,054	197,146
API Group Corp.*	12,446	257,383
Axon Enterprise, Inc.*	1,453	206,936
Bloom Energy Corp. - Class A*	6,006	162,462
Cimpress Plc*	2,335	233,804
Clean Harbors, Inc.*	2,681	225,365
Colfax Corp.*	5,656	247,789
Copart, Inc.*	1,892	205,490
CoStar Group, Inc.*	257	211,226
FedEx Corp.	867	246,263
Insperity, Inc.	2,580	216,049
Lyft, Inc. - Class A*	4,575	289,049
MasTec, Inc.*	2,697	252,709
PGT Innovations, Inc.*	9,675	244,294
Plug Power, Inc.*	3,642	130,529
Sunrun, Inc.*	2,600	157,248
TransDigm Group, Inc.*	374	219,882
TriNet Group, Inc.*	2,725	212,441
Vicor Corp. *	2,247	191,062
Total Industrials		4,572,847

Information Technology — 26.6%
2U, Inc.*	5,136	196,349
3D Systems Corp.*	7,754	212,770
Adobe, Inc. *	478	227,227

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Information Technology — 26.6% (Continued)
Akamai Technologies, Inc.*	2,058	$209,710
Alarm.com Holdings, Inc.*	2,244	193,837
Altair Engineering, Inc. - Class A*	3,657	228,819
Alteryx, Inc. - Class A*	1,816	150,655
Ambarella, Inc.*	2,099	210,719
Analog Devices, Inc.	1,389	215,406
Appfolio, Inc. - Class A*	1,432	202,499
Appian Corp.*	1,291	171,638
Arista Networks, Inc.*	691	208,606
Atlassian Corp Plc - Class A*	983	207,177
Avalara, Inc.*	1,394	186,001
Bill.com Holdings, Inc.*	1,715	249,533
Blackline, Inc.*	1,742	188,833
Box, Inc. - Class A*	12,169	279,400
Cadence Design Systems, Inc.*	1,627	222,883
Calix, Inc.*	6,684	231,667
CEVA, Inc.*	4,062	228,081
Ciena Corp.*	4,109	224,845
Cloudflare, Inc. - Class A*	2,814	197,712
CMC Materials, Inc.	1,330	235,131
Cognex Corp.	2,606	216,272
Cornerstone OnDemand, Inc.*	5,046	219,905
Crowdstrike Holdings, Inc. - Class A*	998	182,145
Datadog, Inc. - Class A*	2,194	182,848
Dell Technologies, Inc. - Class C*	2,950	260,043
Domo, Inc. - Class B*	3,128	176,075
Dropbox, Inc. - Class A*	9,920	264,467
Dynatrace, Inc.*	5,059	244,046
EchoStar Corp. - Class A*	9,165	219,960
Elastic NV*	1,344	149,453
Enphase Energy, Inc.*	1,149	186,322
Envestnet, Inc.*	2,571	185,703
EPAM Systems, Inc.*	629	249,518
Euronet Worldwide, Inc.*	1,580	218,514
Evo Payments, Inc. - Class A*	7,968	219,279
ExlService Holdings, Inc.*	2,581	232,703
Fabrinet *	2,653	239,805
Fastly, Inc. - Class A*	2,483	167,056
First Solar, Inc.*	2,268	197,996
FleetCor Technologies, Inc.*	826	221,888
Fortinet, Inc.*	1,495	275,708
Globant SA*	1,049	217,783
Guidewire Software, Inc.*	1,752	178,056
HubSpot, Inc.*	570	258,900
Insight Enterprises, Inc.*	2,769	264,218
Intuit, Inc.	590	226,005
IPG Photonics Corp.*	898	189,424
Juniper Networks, Inc.	8,963	227,033
LivePerson, Inc.*	3,337	175,993

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Information Technology — 26.6% (Continued)
Manhattan Associates, Inc.*	1,917	$225,018
MaxLinear, Inc.*	6,115	208,399
Medallia, Inc.*	5,543	154,594
MicroStrategy, Inc. - Class A*	379	257,265
Mimecast Ltd.*	4,949	198,999
Monolithic Power Systems, Inc.	578	204,155
NETGEAR, Inc.*	5,695	234,065
NetScout Systems, Inc.*	7,287	205,202
New Relic, Inc.*	2,887	177,493
NIC, Inc.	7,980	270,761
nLight, Inc.*	6,418	207,943
NVIDIA Corp.	426	227,454
Okta, Inc.*	866	190,892
Oracle Corp.	3,546	248,823
OSI Systems, Inc.*	2,340	224,874
PagerDuty, Inc.*	4,808	193,426
Palo Alto Networks, Inc.*	600	193,236
Paychex, Inc.	2,479	242,992
Paycom Software, Inc.*	549	203,163
Paylocity Holding Corp.*	1,157	208,063
PC Connection, Inc.*	4,269	198,039
PDF Solutions, Inc.*	9,697	172,413
Pegasystems, Inc.	1,633	186,717
Photronics, Inc.*	18,322	235,621
Ping Identity Holding Corp.*	7,375	161,734
Pluralsight, Inc. - Class A*	10,362	231,487
Power Integrations, Inc.	2,380	193,922
PROS Holdings, Inc.*	4,835	205,488
Pure Storage, Inc. - Class A*	9,582	206,396
Q2 Holdings, Inc.*	1,697	170,039
QAD, Inc. - Class A	3,303	219,914
Qualys, Inc.*	1,826	191,328
Rapid7, Inc.*	2,509	187,197
RealPage, Inc.*	2,517	219,482
Repay Holdings Corp.*	9,063	212,799
RingCentral, Inc. - Class A*	587	174,856
Sailpoint Technologies Holdings, Inc.*	3,890	196,990
salesforce.com, Inc.*	1,028	217,802
Sanmina Corp.*	6,394	264,584
ServiceNow, Inc.*	426	213,047
Silicon Laboratories, Inc.*	1,610	227,123
SiTime Corp.*	1,605	158,253
Slack Technologies, Inc. - Class A*	5,240	212,901
SolarEdge Technologies, Inc.*	776	223,053
Sprout Social, Inc. - Class A*	3,916	226,188
Square, Inc. - Class A*	962	218,422
SS&C Technologies Holdings, Inc.	3,299	230,501
StoneCo Ltd. - Class A*	2,800	171,416
Super Micro Computer, Inc.*	6,771	264,475

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Information Technology — 26.6% (Continued)
SVMK, Inc.*	8,668	$158,798
Switch, Inc. - Class A	13,243	215,331
Synopsys, Inc.*	846	209,622
Tenable Holdings, Inc.*	4,074	147,418
Trade Desk, Inc./The - Class A*	279	181,813
TTEC Holdings, Inc.	2,969	298,236
Twilio, Inc. - Class A*	564	192,189
Ubiquiti, Inc.	886	264,294
Universal Display Corp.	874	206,937
Upland Software, Inc.*	4,808	226,890
Varonis Systems, Inc.*	3,802	195,195
VeriSign, Inc.*	1,122	223,009
ViaSat, Inc.*	5,662	272,172
Workday, Inc. - Class A*	984	244,455
Workiva, Inc.*	2,256	199,115
Yext, Inc.*	13,513	195,668
Zendesk, Inc.*	1,528	202,643
Zoom Video Communications, Inc. - Class A*	570	183,135
Zscaler, Inc.*	1,038	178,193
Zuora, Inc. - Class A*	16,334	241,743
Total Information Technology		25,632,476

Materials — 0.5%
Element Solutions, Inc.	11,898	217,614
Steel Dynamics, Inc.	5,588	283,647
Total Materials		501,261

Utilities — 0.2%
Sunnova Energy International, Inc.*	4,613	188,303
Total Utilities		188,303

Real Estate Investment Trusts (REITs) — 10.0%
Acadia Realty Trust	13,925	264,157
Agree Realty Corp.	3,432	231,008
Alexandria Real Estate Equities, Inc.	1,301	213,754
American Campus Communities, Inc.	5,092	219,822
American Finance Trust, Inc.	28,119	276,129
Apple Hospitality REIT, Inc.	17,060	248,564
Brandywine Realty Trust	18,407	237,634
Camden Property Trust	2,178	239,384
Community Healthcare Trust, Inc.	4,564	210,492
Crown Castle International Corp.	1,393	239,777
DiamondRock Hospitality Co. *	25,034	257,850
EPR Properties	5,922	275,906
Equity Residential	3,556	254,716
Essex Property Trust, Inc.	911	247,646
eXp World Holdings, Inc.*	5,619	255,946
Extra Space Storage, Inc.	1,953	258,870
First Industrial Realty Trust, Inc.	5,343	244,656

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Schedule of Investments (Unaudited) (Continued) March 31, 2021

Security Description	Shares	Value
Real Estate Investment Trusts (REITs) — 10.0% (Continued)
GEO Group Inc/The	23,706	$183,959
Getty Realty Corp.	8,310	235,339
Gladstone Commercial Corp.	11,815	231,102
Healthcare Trust of America, Inc. - Class A	7,662	211,318
Hudson Pacific Properties, Inc.	8,661	234,973
Innovative Industrial Properties, Inc.	1,157	208,445
Invitation Homes, Inc.	7,403	236,822
iStar, Inc.	14,652	260,513
Kimco Realty Corp.	13,300	249,375
Life Storage, Inc.	2,673	229,744
Macerich Co/The	16,130	188,721
Marcus & Millichap, Inc.*	5,792	195,190
Medical Properties Trust, Inc.	10,337	219,971
Monmouth Real Estate Investment Corp.	12,453	220,294
National Health Investors, Inc.	3,228	233,320
National Storage Affiliates Trust	5,943	237,304
Pebblebrook Hotel Trust	10,649	258,664
RLJ Lodging Trust	15,065	233,206
SBA Communications Corp.	814	225,926
SL Green Realty Corp.	3,424	239,646
STAG Industrial, Inc.	7,158	240,580
STORE Capital Corp.	7,098	237,783
Terreno Realty Corp.	3,907	225,707
Vornado Realty Trust	5,681	257,861
Total Real Estate Investment Trusts (REITs)		9,672,074

Total Common Stocks (Cost — $77,706,853)		$96,291,926

Exchange Traded Fund — 0.1%
Invesco Russell 1000 Equal Weight ETF	1,950	$83,772
Total Exchange Traded Fund (Cost — $83,701)		$83,772

Short Term Investment — 0.0%
First American Government Obligations Fund - Class X - 0.04% (a)	40,197	$40,197
Total Short Term Investment (Cost — $40,197)		$40,197

Total Investments — 100.0% (Cost — $77,830,751)		96,415,895
Other Assets in Excess of Liabilities — 0.0%		23,733
Total Net Assets — 100.0%		$96,439,628

*	Non-income producing security.
(a)	The rate reported is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by First Republic Investment Management, Inc.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Assets and Liabilities (Unaudited) March 31, 2021

Assets:
Investments in securities at value (cost $77,830,751)	$96,415,895
Receivables:
Fund shares sold	120,000
Dividends and interest	41,782
Due from Adviser	2,454
Prepaid expenses	20,984
Total assets	96,601,115

Liabilities:
Payables:
Investment securities purchased	40,841
Fund shares redeemed	44,970
Due to Trustees	4,248
Accrued other expenses and other liabilities	71,428
Total liabilities	161,487

Net Assets	$96,439,628

Components of Net Assets:
Paid-in capital	$74,728,679
Total distributable earnings	21,710,949
Net Assets	$96,439,628

Net Assets	$96,439,628
Shares Outstanding (unlimited number of shares authorized, no par value)	4,550,525
Net asset value, offering and redemption price per share *	$21.19
Maximum Public Offering Price (based on maximum initial sales charge of 1.00%)	$21.40

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statement of Operations (Unaudited) For the Six Months Ended March 31, 2021

Investment Income:
Dividend income	$466,719
Total investment income	466,719

Expenses:
Advisory fees	95,515
Administration and fund accounting fees (Note 3)	70,027
Custody fees (Note 3)	49,400
Transfer agent fees and expenses (Note 3)	21,577
Registration fees	18,470
Audit fees	7,826
Trustees’ fees (Note 3)	7,680
Compliance fees (Note 3)	7,508
Legal fees	5,239
Shareholder reporting fees	4,004
Miscellaneous expenses	3,944
Service fees	3,184
Insurance expenses	96
Interest expenses	7
Total expenses	294,477
Less: Expenses waived or reimbursed by the Adviser (Note 3)	(103,440)
Net expenses	191,037
Net investment income	275,682

Realized and Unrealized Gain on Investments
Net realized gain on investments	4,368,530
Net change in unrealized appreciation/depreciation on investments	16,326,448
Net realized and unrealized gain on investments	20,694,978

Net increase in Net Assets Resulting from Operations	$20,970,660

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Statements of Changes in Net Assets

	For the Six Months ended March 31, 2021 (Unaudited)	For the Period ended September 30, 2020*
Operations:
Net investment income	$275,682	$26,606
Net realized gain on investments	4,368,530	1,320
Net change in unrealized appreciation/depreciation on investments	16,326,448	2,258,696
Net increase in net assets resulting from operations	20,970,660	2,286,622

Net Distributions to shareholders	(1,546,333)	—

Capital Transactions:
Proceeds from shares sold	27,817,916	50,555,824
Reinvestment of distributions	482,679	—
Cost of shares repurchased	(3,616,271)	(520,140)
Redemption fees	3,470	5,201
Net increase in net assets from capital transactions	24,687,794	50,040,885
Total Increase in Net Assets	44,112,121	52,327,507

Net Assets:
Beginning of period	52,327,507	—
End of period	$96,439,628	$52,327,507

Capital Share Transactions:
Shares sold	1,408,165	3,351,854
Shares reinvested	24,501	—
Shares repurchased	(200,002)	(33,993)
Net increase in shares outstanding	1,232,664	3,317,861

*	Commencement of operations on July 28, 2020

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Financial Highlights
For a capital share outstanding throughout the period:

	For the Six Months ended March 31, 2021 (Unaudited)		For the Period ended September 30, 2020*
Net Asset Value, Beginning of Period	$15.77		$15.00

Income from Investment Operations:
Net investment income (1)	0.14		0.01
Net realized and unrealized gain on investments	5.69		0.76
Total Income from Investment Operations	5.83		0.77

Redemption Fee Proceeds (1)	0.00	(2)	0.00	(2)

Less Distributions:
Net investment income	(0.07)		—
Net realized gain on investments	(0.34)		—
Total Distributions	(0.41)		0.00

Net Asset Value, End of Period	$21.19		$15.77

Total Return	37.19	%(3)	5.13	%(3)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$96,440		$52,328
Ratio of expenses to average net assets
Before fees waived or reimbursed by the Adviser	0.77	%(4)	1.10	%(4)
After fees waived or reimbursed by the Adviser	0.50	%(4)	0.50	%(4)
Ratio of net investment income (loss) to average net assets
Before fees waived or reimbursed by the Adviser	0.45	%(4)	-0.30	%(4)
After fees waived or reimbursed by the Adviser	0.72	%(4)	0.30	%(4)
Portfolio turnover rate	34	%(3)	0	%(3)(5)

*	Commencement of operations on July 28, 2020.

(1)	Per share amounts have been calculated using average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Not Annualized.

(4)	Annualized.

(5)	Amount represents less than 1%.

The accompanying notes are an integral part of these financial statements.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) March 31, 2021

Note 1 – Organization

FRC Founders Index Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. First Republic Investment Management, Inc. (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was July 28, 2020. The investment objective of the Fund seeks to provide investment results that track the total return performance, before fees and expenses, of the First Republic Founders IndexSM (the “Index”).

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 -

quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2021

Level 2 -

observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$96,291,926	$—	$—	$96,291,926
Exchange-Traded Fund	83,772			83,772
Short-Term Investment	40,197	—	—	40,197
Total	$96,415,895	$—	$—	$96,415,895

See the Schedule of Investments for further detail of investment classifications.

(b) Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Trust-level expenses are allocated across the series of the Trust.

(c) Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

As of and during the period ended March 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2021

(e) REIT distributions – The character of distributions received from Real Estate Investment Trusts (‘’REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at annual rate of 0.25%. The Adviser has voluntarily waived the advisory fee until at least January 2022. Additionally, the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses in order to limit the Total Annual Fund Operating Expenses to 0.50% of average daily net assets of the Fund shares.

The Adviser is permitted to recapture amounts waived under the contractual expense limitation and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Adviser has recaptured $5,826 of previously waived expenses as economies of scale were realized during the six months ended March 31, 2021.

At March 31, 2021, the amount reimbursed by the Adviser and subject to potential recapture by years were as follows:

Amount	Expiration
$24,931	September 30, 2023
13,751	March 31, 2024
$38,682

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2021

Fund’s distributor and principal underwriter. For the period ended March 31, 2021, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$70,027
Compliance Services	15,740
Custody	7,508
Transfer Agency	21,577

At March 31, 2021, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$17,307
Compliance Services	2,470
Custody	33,337
Transfer Agency	5,217

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 1.00% for the Fund. The sales charge imposed on purchases will not be charged to investors who have opened an account directly with the Adviser.

The Independent Trustees were paid $7,680 for their services and reimbursement of travel expenses during the period ended March 31, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2021, Pershing LLC held approximately 100%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended March 31, 2021, were as follows:

Purchases	$46,923,784
Sales	$23,437,491

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2021

Note 6 – Federal Income Tax Information

At September 30, 2020, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, and the distributable earnings were as follows:

Tax Cost of Investments	$49,982,941
Unrealized Appreciation	4,596,123
Unrealized Depreciation	(2,337,429)
Net Unrealized Appreciation on Investments	2,258,694
Undistributed ordinary income	26,606
Undistributed long-term gain	1,322
Total Distributable Earnings	$2,286,622

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions paid during the six months ended March 31, 2021 and the period ended September 30, 2020 were as follows:

	Six Months Ended March 31, 2021	Period Ended September 30, 2020
Distributions Paid From:
Ordinary Income	$1,544,650	$—
Long-Term Capital Gains	1,683	—
Total Distributions Paid	$1,546,333	$—

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2020, the Fund had no late-year or post-October losses.

At September 30, 2020, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

FRC Founders Index FundSM Notes to Financial Statements (Unaudited) (Continued) March 31, 2021

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Redemption Fees

The Fund charges a 1.00% redemption fee on the redemption of shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to the Statement of Changes in Net Assets for fees recognized.

Note 9 – Line of Credit

The Fund has access to a $10 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2021, was as follows:

Maximum Available Credit	$10,000,000
Largest Amount Outstanding on an Individual Day	50,000
Average Daily Loan Outstanding	24,667
Interest Expense – 3 days	7
Loan Outstanding as of March 31, 2021	—
Average Interest Rate	3.25%

Note 10 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2021 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 11 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

FRC Founders Index FundSM Additional Information (Unaudited) March 31, 2021

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-928-0298 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FRC Founders Index FundSM Privacy Notice

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
First Republic Investment Management, Inc.
111 Pine Street
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/8/2021

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	6/8/2021